Investment in associated companies - Ownership Percentage (Details)	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018	Jul. 01, 2018
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%
Seabras Sapura | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
SeaMex
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%		50.00%	50.00%
SeaMex | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%		0.00%	0.00%
Sonadrill | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%	0.00%	0.00%
Gulfdrill | Joint Venture Partner
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%